Maturities of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Credit Facilities [Line Items]
2013	$ 32,556
2014	269
2015	254
2016	141
2017	145
Thereafter	450,000
Total	$ 483,365